Document and Entity Information	3 Months Ended
Jun. 30, 2011
Entity Registrant Name	THOMPSON DESIGNS INC
Entity Central Index Key	0001504167
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	9,000,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011